Subsequent Events [Text Block]	6 Months Ended
Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]

20.    SUBSEQUENT EVENTS

Approval of Dividends

On November 13, 2018, the Board of Directors of MUFG approved the payment of semi-annual interim cash dividends of ¥11 per share of Common stock, totaling ¥144,314 million, that were payable on December 5, 2018 to the shareholders of record on September 30, 2018.

Repurchase and Cancellation of own shares

From November 14, 2018 to December 10, 2018, MUFG repurchased 159,836,800 shares of MUFG’s common stock by market purchases based on the discretionary dealing contract regarding repurchase of own shares for approximately ¥100 billion, in aggregate, in satisfaction of the resolution adopted at the meeting of the Board of Directors of MUFG held on November 13, 2018. The repurchase plan as authorized by the Board of Directors of MUFG allowed for the repurchase of an aggregate amount of up to 200,000,000 shares, which represents the equivalent of 1.52% of the total number of common shares outstanding, or of an aggregate repurchase amount of up to ¥100 billion. The purpose of the repurchase is to enhance the return of earnings to shareholders, to improve capital efficiency, and to implement flexible capital policies. On January 22, 2019, MUFG will cancel all of the acquired shares in satisfaction of the resolution adopted at the meeting of the Board of Directors of MUFG held on November 13, 2018.

Announcement to redeem “Non-dilutive” Preferred Securities Issued by a Special Purpose Company

On December 4, 2018, the Board of Directors of MUFG approved to redeem in total ¥222 billion of non-cumulative and non-dilutive perpetual preferred securities issued by MUFG Capital Finance 7 Limited, a special purpose company established in the Cayman Islands. MUFG plans to redeem these securities on January 25, 2019. The securities were previously accounted for as part of MUFG’s Tier 1 capital at September 30, 2018 under its capital adequacy requirements, subject to certain limitations.

Acquisition of Colonial First State Global Asset Management

On October 31, 2018, Mitsubishi UFJ Trust and Banking entered into a Share Sale Deed with Commonwealth Bank of Australia (“CBA”), and its wholly-owned subsidiary, Colonial First State Group Limited (the “Seller”) to acquire 100% of the shares in each of nine subsidiaries of the Seller, which collectively represent CBA’s global asset management business known as Colonial First State Global Asset Management (“CFSGAM”), for approximately ¥328 billion or approximately Australian dollar 4.0 billion, subject to applicable regulatory and other approvals and certain conditions.

CFSGAM is the third largest asset management group by assets under management in Asian markets excluding Japan, offers a wide range of products including equities, fixed income and alternatives, and has specialist capabilities in Asian and emerging equity markets, alternatives (property and infrastructure), as well as passive and other products. The investment in CFSGAM aims to meet various client needs by expanding product lineup and enhancing presence as the largest asset management firm in the Asia and Oceania region.